Stockholders' Equity (Narrative) (Details) - USD ($)		1 Months Ended									3 Months Ended			9 Months Ended		12 Months Ended
	May. 07, 2015	Oct. 31, 2015	Jul. 29, 2015	May. 31, 2015	May. 18, 2015	Apr. 30, 2015	Jan. 31, 2015	Nov. 30, 2014	Aug. 31, 2014	May. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Jan. 30, 2016	Apr. 15, 2015	Feb. 28, 2015	Feb. 20, 2015	May. 02, 2014	Sep. 30, 2011
Class of Stock [Line Items]
Common stock, shares authorized											50,000,000		20,833,333	50,000,000		50,000,000	20,833,333
Common stock, par value											$ 0.001		$ 0.001	$ 0.001		$ 0.001	$ 0.001
Preferred stock, par value											$ 0.001		$ 0.001	$ 0.001		$ 0.001	$ 0.001						$ 0.001
Preferred stock, shares authorized											2,500,000		2,500,000	2,500,000		2,500,000	2,500,000						2,500,000
Preferred Stock, Liquidation Preference Per Share																$ 12.00
Preferred Stock, Dividend Rate, Per-Dollar-Amount																0.96
Rate Of One Share For Each Dividend																4.80
Class of Warrant or Right, Exercise Price of Warrants or Rights																$ 6.00
Interest Payable											$ 0		$ 802,600	$ 0		$ 4,600	$ 802,600
Preferred Stock Dividends, Income Statement Impact											$ 239,389	$ 95,304		$ 687,267	$ 194,901	305,328	0
Reimbursement Of Legal Expense																40,000
Debt Conversion, Converted Instrument, Amount																$ 0	4,127,201
Stock Issued During Period, Shares, Issued for Services																150,000
Preferred Stock, Redemption Price Per Share																$ 12.00
Common Stock, Capital Shares Reserved For Future Issuance											13,920,938			13,920,938		8,810,699
Proceeds from Issuance of Common Stock																$ 5,000,000
Deferred Finance Costs, Net											$ 266,100			$ 266,100
Other Assets, Miscellaneous, Current											$ 75,100			$ 75,100
IPO [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			2,090,750
Class Of Warrant Or Right, Number Of Securities Called By Warrants Or Rights			2,090,750
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 3.57
Public Offering Price Per Share			$ 3.25
Class of Warrant or Right, Expiration Term			5 years
Before Offering expenses [Member]
Class of Stock [Line Items]
Proceeds from Issuance Initial Public Offering			$ 6,800,000
After Offering expenses [Member]
Class of Stock [Line Items]
Proceeds from Issuance Initial Public Offering			$ 6,200,000
Aegis Capital Corp [Member]
Class of Stock [Line Items]
Class Of Warrant Or Right, Number Of Securities Called By Warrants Or Rights			80,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 4.47
Percentage of Price of Units Sold In offering			137.50%
Cash Consideration, Includes Reimbursement of Public Offering Expenses			$ 600,000
Securities Purchase Agreement Initiation Date			Jul. 23, 2016
Securities Purchase Agreement Expiration Date			Jul. 23, 2020
Minimum [Member]
Class of Stock [Line Items]
Common stock, shares authorized											20,833,333			20,833,333
Consultant [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues									3,334
Stock Issued During Period, Shares, Issued for Services		55,000
Allocated Share-based Compensation Expense																$ 17,400
Stock Issued During Period, Value, Issued for Services		$ 150,200
Other Investors [Member]
Class of Stock [Line Items]
Percentage Of Commission																10.00%
Percentage Of Non accountable Finance Fee																3.00%
Emergent Financial Group, Inc. [Member]
Class of Stock [Line Items]
Class Of Warrant Or Right, Number Of Securities Called By Warrants Or Rights											237,345			237,345
Gross proceeds from issuance of preferred stock and warrants														$ 1,300,000
5% Percent Bridge Note Holder [Member]
Class of Stock [Line Items]
Debt Instrument, Face Amount													$ 1,793,000				$ 1,793,000
Units Issued Per Units To Investors													$ 12.00
Debt Instrument, Convertible, Conversion Price													10.80				$ 10.80
Percentage Of Commission																3.00%
Percentage Of Non accountable Finance Fee																1.00%
Investor [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues							3,334
Preferred Class A [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues																291,142
Convertible Preferred Stock, Terms of Conversion																The Restated Designation adopted certain special mandatory conversion provisions for the Class A Preferred Stock upon a qualified offering (defined as a public offering resulting in at least $5,000,000 of gross cash proceeds), whereby the Class A Preferred Stock is converted into the type of securities issued in such qualified offering at a twenty percent (20%) discount.
Class A convertible preferred stock [Member]
Class of Stock [Line Items]
Preferred stock, par value										$ 0.001	$ 0.001		$ 0.001	$ 0.001		$ 0.001	$ 0.001					$ 0.001
Preferred stock, shares authorized										800,000	800,000		800,000	800,000		800,000	800,000					800,000
Gross Proceeds from Issuance of Preferred Stock										$ 3,500,000
Proceeds from Issuance of Convertible Preferred Stock										$ 2,900,000
Stock Issued During Period, Shares, New Issues								4,167		291,142						2.5
Class Of Warrant Or Right, Number Of Securities Called By Warrants Or Rights										194,095
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 6.00
Shares And Warrants Issued Description																The shares and warrants were issued as a unit (a “Unit”) consisting of (i) one share of Class A Convertible Preferred Stock and (ii) one warrant to purchase 0.67 shares of the Company’s common stock at an exercise price of $6.00 per share, which were immediately exercisable and may be exercised at any time on or before March 31, 2019.
Debt Instrument, Face Amount																$ 220,000
Warrants Fair Value																$ 3,000,000
Preferred Stock, Shares Outstanding											454,750		0	454,750		454,750	0
Preferred Stock Dividends, Income Statement Impact														$ 630,400		$ 301,500
Debt Instrument, Interest Rate, Stated Percentage										5.00%
Class A convertible preferred stock [Member] | Mrs. Richard Berman [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				1,667
Proceeds from Issuance of Common Stock				$ 20,000
Class A convertible preferred stock [Member] | Emergent Financial Group, Inc. [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding											106,432			106,432		106,432
Class A convertible preferred stock [Member] | 5% Percent Bridge Note Holder [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues																163,608
Class Of Warrant Or Right, Number Of Securities Called By Warrants Or Rights																109,072
Class of Warrant or Right, Exercise Price of Warrants or Rights																$ 6.00
Interest Payable																$ 24,000
Debt Conversion, Converted Instrument, Amount																$ 1,743,000
Class A convertible preferred stock [Member] | Class A Investors [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																454,750
Class of Warrant or Right, Outstanding											303,167			303,167		303,167
Class B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value																					$ 0.001
Preferred stock, shares authorized																					400,000
Preferred Stock, Liquidation Preference Per Share																$ 12.00
Stock Issued During Period, Shares, New Issues																0
Preferred Stock, Dividends Per Share, Declared																$ 0.96
Conversion price per dividend																4.80
Preferred Stock, Redemption Price Per Share																$ 12.00
Convertible Preferred Stock, Terms of Conversion																Shares of the Class B Preferred stock shall be subject to special mandatory conversion provisions upon a qualified offering (defined as a public offering resulting in at least $5,000,000 of gross cash proceeds), whereby the Class B Preferred Stock is converted into the type of securities issued in such qualified offering at a twenty percent (20%) discount.
Class B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value																				$ 0.001
Preferred stock, shares authorized						585,000													400,000	400,000
Stock Issued During Period, Shares, New Issues						400,000								372,862		161,709
Class Of Warrant Or Right, Number Of Securities Called By Warrants Or Rights											248,575			248,575		6.00				0.67
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 6.00			$ 6.00
Warrants Fair Value														$ 4,500,000		$ 1,900,000
Preferred Stock, Shares Outstanding											534,571			534,571		161,709
Class of Warrant or Right, Outstanding																107,806
Preferred Stock Dividends, Income Statement Impact														$ 362,200		$ 3,800
Gross proceeds from issuance of preferred stock and warrants														4,500,000		1,900,000
Net proceeds from issuance of preferred stock and warrants														3,900,000		$ 1,700,000
Convertible Preferred Stock, Terms of Conversion																The shares and warrants were issued as a unit (a “Unit”) consisting of (i) one share of Class B Convertible Preferred Stock and (ii) one warrant to purchase 0.67 shares of the Company’s common stock at an exercise price of $6.00 per share, which were immediately exercisable and may be exercised at any time on or before May 31, 2020.
Class B Convertible Preferred Stock [Member] | Mrs. Richard Berman [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				1,667
Proceeds from Issuance of Common Stock				$ 20,000
Class B Convertible Preferred Stock [Member] | Emergent Financial Group, Inc. [Member]
Class of Stock [Line Items]
Class Of Warrant Or Right, Number Of Securities Called By Warrants Or Rights																				0.25
Class of Warrant or Right, Outstanding																38,115
Legal Fees														$ 5,000
Class B Convertible Preferred Stock [Member] | Class B Investor [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 6.00			$ 6.00		$ 6.00
Percentage Of Commission														10.00%		10.00%
Percentage Of Non accountable Finance Fee														3.00%		3.00%
Class of Warrant or Right, Outstanding											356,381			356,381		107,806
Reimbursement Of Legal Expense																$ 5,000
Class B Convertible Preferred Stock [Member] | Investor [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding																161,709
Class of Warrant or Right, Outstanding																107,806
Subsequent Event [Member]
Class of Stock [Line Items]
Common stock, par value																		$ 0.001
Stock Issued During Period, Shares, New Issues	355,000
Subsequent Event [Member] | Class B Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				1,667	347,637
Class Of Warrant Or Right, Number Of Securities Called By Warrants Or Rights					231,758
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 6.00
Gross proceeds from issuance of preferred stock and warrants					$ 4,200,000
Net proceeds from issuance of preferred stock and warrants					$ 3,600,000
Subsequent Event [Member] | Class B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																			585,000